Employee Benefit Plans - Pension Investment Asset Allocation (Detail)	Dec. 31, 2017	Dec. 31, 2016
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	100.00%	100.00%
Domestic pension benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	63.00%	58.00%
Domestic pension benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	33.00%	36.00%
Domestic pension benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	1.00%	1.00%
Domestic pension benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	2.00%	3.00%
Domestic pension benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	0.00%	0.00%
Domestic pension benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	1.00%	2.00%
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	100.00%	100.00%
Foreign pension benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	51.00%	52.00%
Foreign pension benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	33.00%	29.00%
Foreign pension benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	0.00%	0.00%
Foreign pension benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	9.00%	3.00%
Foreign pension benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	4.00%	4.00%
Foreign pension benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	3.00%	12.00%